Revenue from services provided to customers - Schedule of disaggregation of brokerage commissions revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Product Information [Line Items]
Commissions	¥ 91,636	¥ 92,253	¥ 174,522	¥ 177,765
Stock Brokerage Commissions [Member]
Product Information [Line Items]
Commissions	67,725	60,989	125,958	123,938
Commissions for distributing of investment trusts [Member]
Product Information [Line Items]
Commissions	11,166	19,275	25,573	33,352
Other [Member]
Product Information [Line Items]
Commissions	¥ 12,745	¥ 11,989	¥ 22,991	¥ 20,475